LONG-TERM DEBT (Aircraft Term Loan) - Additional Information (Detail) (Aircraft Term Loan [Member], USD $)	1 Months Ended
	Jun. 25, 2012	Dec. 31, 2012
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity	$ 43,000,000
Amount drawn down as of the date		43,000,000
Interest rate margin per annum added to LIBOR	2.80%
Voluntary prepayments, minimum amount	1,000,000
Limit of any capital expenditure not in ordinary course of business or any subsequent indebtedness of which exceeding will be subject to lender's approval	$ 1,000,000
Maturity date	Jun. 27, 2019